Cover	Jul. 21, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment (this “Amendment”) amends the Current Report on Form 8-K of Onyx Acquisition Co. I (the “Company”) filed with the U.S. Securities and Exchange Commission on July 24, 2023 (the “Prior Form 8-K”) in which the Company reported the results of the extraordinary general meeting of shareholders of the Company held on July 21, 2023 (the “Meeting”). This Amendment amends Item 8.01 of the Prior Form 8-K by updating the previous estimate of cash that will be withdrawn from the Company’s trust account (the “Trust Account”) and the per share redemption price that will be paid to shareholders who exercised their right to redeem their shares. Only the items being amended are included in this Amendment.
Document Period End Date	Jul. 21, 2023
Entity File Number	001-41003
Entity Registrant Name	ONYX ACQUISITION CO. I
Entity Central Index Key	0001849548
Entity Tax Identification Number	98-1584432
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	104 5th Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	974-2844
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	ONYXU
Security Exchange Name	NASDAQ
Class A Ordinary Shares included as part of the units
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	ONYX
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	ONYXW
Security Exchange Name	NASDAQ